UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Money Market Fund

Quarterly portfolio holdings 6/30/15

Fund's investments	Money Market Fund

As of 6-30-15 (unaudited)
	Maturity Date	Yield	* (%)	Par value	Value
Commercial paper 59.0%					$217,495,312
(Cost $217,495,312)
Bank of Tokyo-Mitsubishi UFJ, Ltd.	07-01-15	0.140		18,000,000	18,000,000
BASF SE	07-01-15	0.090		3,000,000	3,000,000
BNP Paribas Finance, Inc.	08-24-15	0.340		5,000,000	4,997,450
BNP Paribas SA	07-06-15	0.120		4,000,000	3,999,933
CAFCO LLC	08-25-15 to 09-09-15	0.170 to 0.300		8,400,000	8,396,200
Caisse Centrale Desjardins	07-02-15	0.120		10,000,000	9,999,967
Cargill, Inc.	07-01-15 to 07-07-15	0.070 to 0.080		18,000,000	17,999,882
Chariot Funding LLC	08-21-15 to 10-19-15	0.270 to 0.290		5,000,000	4,997,081
Commonwealth Bank of Australia	07-01-15	0.100		3,000,000	3,000,000
Electricite de France SA	07-07-15 to 01-08-16	0.100 to 0.720		18,000,000	17,958,693
Emerson Electric Company	07-06-15	0.080		6,000,000	5,999,933
Essilor International SA	07-16-15	0.280 to 0.360		2,800,000	2,799,663
Exxon Mobil Corp.	07-01-15	0.050		18,000,000	18,000,000
Henkel of America, Inc.	07-09-15	0.200		5,000,000	4,999,778
Illinois Tool Works, Inc.	07-10-15	0.080		10,000,000	9,999,800
John Deere Canada ULC	07-07-15	0.090		1,300,000	1,299,981
MetLife Short Term Funding LLC	07-13-15 to 09-14-15	0.130 to 0.200		13,455,000	13,452,946
Nestle Finance International, Ltd.	07-02-15	0.060		18,000,000	17,999,970
Novartis Finance Corp.	07-01-15	0.080		18,000,000	18,000,000
PNC Bank NA	08-07-15	0.350		1,000,000	999,640
Reckitt Benckiser Treasury Services PLC	07-30-15 to 09-04-15	0.200 to 0.450		9,100,000	9,094,849
Sumitomo Mitsui Banking Corp.	07-06-15	0.120 to 0.300		11,000,000	10,999,692
United Parcel Service, Inc.	07-08-15	0.010		6,500,000	6,499,987
Wal-Mart Stores, Inc.	07-13-15	0.080		5,000,000	4,999,867
Corporate interest-bearing obligations 25.8%					$94,967,374
(Cost $94,967,374)
American Honda Finance Corp. (S)	08-11-15 to 09-21-15	1.000 to 2.500		8,000,000	8,035,301
ANZ New Zealand International, Ltd. (S)	08-10-15	3.125		5,000,000	5,015,004
Bank of New York Mellon Corp. (P)	10-23-15	0.507		3,110,000	3,111,929
BNP Paribas SA (P)	11-07-15	0.586		4,500,000	4,503,403
BNP Paribas SA	02-23-16	3.600		3,500,000	3,562,682
Caisse Centrale Desjardins (P)(S)	10-29-15	0.559		6,000,000	6,004,481
Caisse Centrale Desjardins (S)	09-16-15	2.650		1,500,000	1,507,198
Canadian Imperial Bank of Commerce	10-01-15	0.900		4,519,000	4,524,167
Credit Suisse USA, Inc.	08-15-15	5.125		3,000,000	3,016,932
General Electric Capital Corp. (P)	10-06-15	0.461		3,740,000	3,741,553
General Electric Capital Corp.	01-08-16	1.000		2,000,000	2,006,050
Macquarie Bank, Ltd. (P)(S)	12-08-15	0.394		3,000,000	3,000,000
PNC Bank NA (P)	01-28-16	0.589		1,000,000	1,001,096
Thunder Bay Funding LLC (P)(S)	12-14-15	0.296		5,000,000	5,000,000
Total Capital Canada, Ltd. (P)	01-15-16	0.655		5,020,000	5,029,550
Toyota Motor Credit Corp. (P)	08-26-15	0.282		18,000,000	18,000,000
US Bank NA (P)	04-22-16	0.396		10,000,000	10,004,531
Wells Fargo & Company (P)	10-28-15	0.479		4,551,000	4,553,046
Wells Fargo Bank NA (P)	07-20-15	0.555		3,350,000	3,350,451
U.S. Government Agency obligations 1.4%					$4,999,932
(Cost $4,999,932)
Federal Home Loan Bank (P)	10-08-15	0.124		5,000,000	4,999,932

2SEE NOTES TO FUND'S INVESTMENTS

Money Market Fund

	Maturity Date	Yield	* (%)	Par value	Value
Certificate of deposit 12.6%					$46,503,876
(Cost $46,503,876)
Bank of Montreal	07-09-15	0.080		10,000,000	10,000,000
Chase Bank USA NA (P)	12-07-15	0.284		10,000,000	10,000,000
Chase Bank USA NA	12-07-15	0.380		2,500,000	2,500,000
Credit Suisse New York (P)	08-24-15 to 01-28-16	0.602 to 0.689		15,000,000	15,003,876
Rabobank USA Financial Corp. (P)	02-05-16	0.329		5,000,000	5,000,000
Royal Bank of Canada (P)	02-23-16	0.307		4,000,000	4,000,000
Asset backed securities 0.6%					$2,277,224
(Cost $2,277,224)
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A1	01-08-16	0.300		492,582	492,582
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class A1	04-08-16	0.400		1,784,642	1,784,642
				Par value	Value
Repurchase agreement 0.1%					$500,000
(Cost $500,000)
Repurchase Agreement with State Street Corp. dated 6-30-15 at 0.000% to be repurchased at $500,000 on 7-1-15, collateralized by $550,000 Federal Home Loan Bank, 3.180% due 12-6-32 (valued at $514,250, including interest)				500,000	500,000
Total investments (Cost $366,743,718)† 99.5%					$366,743,718
Other assets and liabilities, net 0.5%					$1,824,647
Total net assets 100.0%					$368,568,365

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund. Maturity date represents the final legal maturity date on the security.
Key to Security Abbreviations and Legend
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 6-30-15, the aggregate cost of investment securities for federal income tax purposes was $366,743,718.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments

Security valuation. Securities in the fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. The fund seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2015, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Money market amendments. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments imposed different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the fund's financial statements and related disclosures.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	44Q1	06/15
This report is for the information of the shareholders of John Hancock Money Market Fund.		8/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:

/s/ Andrew Arnott

_________________________

Andrew Arnott

President

Date:      August 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

_________________________

Andrew Arnott

President

Date:      August 19, 2015

By:

/s/ Charles A. Rizzo

_________________________

Charles A. Rizzo

Chief Financial Officer

Date:      August 19, 2015